NET REVENUES	12 Months Ended
Dec. 31, 2024
NET REVENUES
NET REVENUES
13.	NET REVENUES

Disaggregation of revenues

As disclosed in Note 2(m), the Group recognizes product revenue at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. The Group service revenue is recognized over time when the customer simultaneously receives and consumes the benefits provided by the Group’s performance.

All of the Group’s revenues for the years ended December 31, 2022, 2023 and 2024 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Years Ended December 31,
	2022	2023	2024
Product Revenues	13,403,436	14,841,910	14,294,740
B2C Business	408,305	357,975	261,197
B2B Business	12,995,131	14,483,935	14,033,543
Service Revenues	113,262	106,219	106,509
MP Service	68,477	70,271	65,536
Other Services	44,785	35,948	40,973
Total	13,516,698	14,948,129	14,401,249

The revenues by different product groups and services has been disclosed in Note 2(ad).

Contract balance

The typical contract term of MP service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2023 and 2024 was insignificant.

13.	NET REVENUES (Continued)

Disaggregation of revenues (Continued)

Contract balance (Continued)

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheets. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2022	488,875	296,361
Increase/(decrease), net	47,948	(171,366)
Ending Balance as of December 31, 2023	536,823	124,995
Increase/(decrease), net	(123,722)	24,692
Ending Balance as of December 31, 2024	413,101	149,687

Revenues with amount of RMB296,361 and RMB124,995 were recognized in the years ended December 31, 2023 and 2024, respectively that were included in the balance of advance from customers at the beginning of the each year. The Group expected that RMB149,687 will be recognized in one month after year end.